Description of Business (Details)		3 Months Ended		12 Months Ended
	Mar. 29, 2022 USD ($) employee	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 10, 2022 USD ($)	Apr. 25, 2022 USD ($)	Apr. 15, 2022 USD ($) $ / shares	Oct. 20, 2017 USD ($)
Network operations in number of self-service kiosks | item				38,000
Network operations in number of locations | item				33,000
Access given for minimum number of linear channels | item				130
Cash flows from operations		$ (14,823,000)	$ (14,110,000)	$ (29,240,000)	$ 29,693,000	$ 102,797,000
Accumulated deficit		(334,398,000)		(332,954,000)	(221,626,000)
Working capital		(79,800,000)		(59,300,000)
Severance and related costs	$ 3,800,000	3,800,000
Reduction in number of employees | employee	150
Decrease in annual operating costs	$ 13,100,000
Warrants outstanding		$ 4,056,000		$ 17,821,000
Revolving Credit Facility
Maximum borrowing capacity					$ 30,000,000.0					$ 30,000,000.0
Revolving Credit Facility | Subsequent event
Revolving credit facility permanently reduced portion									$ 10,600,000
Maximum borrowing capacity							$ 45,000,000.0	$ 50,000,000.0	$ 15,000,000.0
Revolving Credit Facility | H P S Investment Partners LLC | Subsequent event
Exercise price of warrant | $ / shares									$ 0.0001
Warrants outstanding									$ 11,416,700